INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The (benefit) provision for income taxes for 2012, 2011 and 2010, is as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Current:
Federal	$(15,232)	$3,150	$13,816	$12,979
State	2,656	383	2,042	3,083
Foreign	78	176	262	263
	(12,498)	3,709	16,120	16,325
Deferred:
Federal	4,744	6,842	6,435	2,640
State	(2,749)	833	1,323	141
Foreign	—	—	(41)	(277)
	1,995	7,675	7,717	2,504
	$(10,503)	$11,384	$23,837	$18,829

Schedule of Income before Income Tax, Domestic and Foreign
The components of (loss) income before income taxes for 2012, 2011 and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
United States	$(39,202)	$23,581	$60,863	$46,711
Foreign	255	627	648	39
Total	$(38,947)	$24,208	$61,511	$46,750

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2012, 2011 and 2010 is as follows:

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.64	5.02	4.31	4.24
Foreign income taxes	0.03	0.73	(0.01)	(0.06)
Merger related expenses	(10.39)	5.73	—	—
Nondeductible expenses and other	(0.31)	0.55	(0.55)	1.10
	26.97%	47.03%	38.75%	40.28%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company's deferred tax assets and liabilities as of December 28, 2012 and December 30, 2011 consist of the following (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Deferred tax assets:
Inventories	$7,103	$8,105
Share-based compensation	4,362	6,262
Net operating loss and tax credit carryforwards	2,720	592
Accrued workers compensation	2,137	1,838
Accrued bonus	1,637	1,387
Lease incentive obligation	1,531	1,823
Accrued vacation	1,280	1,228
Allowance for doubtful accounts	873	479
Deferred rent	128	1,471
Closing costs accrual	—	28
Other	848	723
Total deferred tax assets	22,619	23,936
Deferred tax liabilities:
Intangibles	(173,204)	(42,748)
Depreciation	(11,668)	(13,573)
Fair value premium on OpCo Notes	(8,323)	—
Other	(2,689)	(2,653)
Total deferred tax liabilities	(195,884)	(58,974)
Net deferred tax liabilities	$(173,265)	$(35,038)

Schedule of Unrecognized Tax Benefits Roll Forward
reconciliation of the beginning and ending unrecognized tax benefits for the period from September 8, 2012 through December 28, 2012 (Successor) is as follows (in thousands):

Successor
For the period September 8, 2012 through December 28, 2012
Balance at September 8, 2012	$152
Increases related to prior year tax positions	817
Increases related to current year tax positions	566
Balance at December 28, 2012	$1,535